Financial Instruments (Details) - Schedule of Analysis is Based on Foreign Currency Exchange Rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
NIS [Member] | Top of Range [Member]
Financial Instruments (Details) - Schedule of Analysis is Based on Foreign Currency Exchange Rate [Line Items]
Profit or loss	$ (134)	$ (38)
Equity	(134)	(38)
NIS [Member] | Bottom of Range [Member]
Financial Instruments (Details) - Schedule of Analysis is Based on Foreign Currency Exchange Rate [Line Items]
Profit or loss	134	38
Equity	134	38
GBP [Member] | Top of Range [Member]
Financial Instruments (Details) - Schedule of Analysis is Based on Foreign Currency Exchange Rate [Line Items]
Profit or loss	(10)	(1)
Equity	(10)	(1)
GBP [Member] | Bottom of Range [Member]
Financial Instruments (Details) - Schedule of Analysis is Based on Foreign Currency Exchange Rate [Line Items]
Profit or loss	10	1
Equity	10	1
Euro [Member] | Top of Range [Member]
Financial Instruments (Details) - Schedule of Analysis is Based on Foreign Currency Exchange Rate [Line Items]
Profit or loss	4	9
Equity	4	9
Euro [Member] | Bottom of Range [Member]
Financial Instruments (Details) - Schedule of Analysis is Based on Foreign Currency Exchange Rate [Line Items]
Profit or loss	(4)	(9)
Equity	$ (4)	$ (9)